Other Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)		$ 201	$ 884
Other - net (note 16)	$ 1,700	4,334	(1,691)
Defined Benefit Plan, Plan Assets, Divestiture	0	0	(3,600)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	449
Marketable Security, Unrealized Gain (Loss)	(1,401)	1,401	0
Marketable Security, Realized Gain (Loss)	2,861	0	0
Foreign Currency Gain (Loss)	303	2,407	1,431
Miscellaneous (loss) income	(63)	$ 325	(836)
Defined Benefit Plan, Accumulated Benefit Obligation, (Increase) Decrease for Settlement and Curtailment			$ 3,619
Petrojarl Foinaven FPSO
Other Income (Loss) [Line Items]
Asset Retirement Obligation, Period Increase (Decrease)	$ 0